Total revenue and income - Summary of disaggregation by geographic location (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Brazil
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	R$ 7,454,304	R$ 4,790,236	R$ 2,716,459
Selected assets	3,244,421	1,208,737
United States
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	655,817	307,456	204,207
Selected assets	129,956	224,244
Europe
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	41,484	30,116	R$ 37,787
Selected assets	R$ 4,123	R$ 16,476